Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

4. INCOME TAXES

Income tax expense is recognized based on the Company’s estimated annual effective tax rate which is based upon the tax rate expected for the full calendar year applied to the pre-tax income or loss of the interim period. The Company’s consolidated effective tax rate for the three and nine months ended September 30, 2013 was 34.9% and 33.3%, respectively, and differs from the statutory federal income tax rate primarily due to certain tax credits and state income taxes. The Company’s consolidated effective tax rate for both the three and nine months ended September 30, 2012 was 40.3% and differs from the statutory federal income tax rate primarily due to certain tax credits and state income taxes.

The Company has determined that there are no positions currently taken that would rise to a level requiring an amount to be recorded or disclosed as an uncertain tax position. If such positions do arise, it is the Company’s intent that any interest or penalty amount related to such positions will be recorded as a component of tax expense to the applicable period.

12. INCOME TAXES

For the years ended December 31, 2012, 2011, and 2010, the provision for (benefit from) income taxes is comprised of the following:

	2012	2011	2010
Current income tax expense (benefit)
Federal	$(70)	$(70)	$—
State	542	1,277	—
Foreign	31	24	—

Total current income tax provision	503	1,231	—

Deferred income tax provision (benefit):
Federal	37,873	11,429	(24,074)
State	1,106	768	(5,167)

Total deferred income tax provision (benefit)	38,979	12,197	(29,241)

Total income tax provision (benefit)	$39,482	$13,428	$(29,241)

The deferred income tax provision (benefit) represents the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Cash paid for income taxes totaled $767, and $513, and $0, for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company has determined that there are no positions currently taken that would rise to a level requiring an amount to be recorded or disclosed as an uncertain tax position. If such positions do arise, it is the Company’s intent that any interest or penalty amount related to such positions will be recorded as a component of tax expense to the applicable period.

The components of deferred income tax assets and liabilities as of December 31, 2012 and 2011, are as follows:

	2012	2011
Deferred income tax assets:
Acquisition costs	$22,651	$23,866
Net operating loss	222,702	197,241
Self-insurance	7,912	7,507
Deferred revenue	1,077	3,337
Other	5,736	2,477

Total deferred income tax assets	260,078	234,428

Deferred income tax liabilities:
Property and equipment	(199,836)	(146,002)
Goodwill	(21,028)	(14,030)
Amortization	(11,307)	(8,429)
Other	(4,146)	(3,872)

Total deferred income tax liabilities	(236,317)	(172,333)

Net deferred income tax assets	$23,761	$62,095

The Company has federal tax net operating loss carryforwards as of December 31, 2012, of approximately $556,000. The net operating loss carryforwards, if not used to reduce taxable income in future periods, will begin to expire in 2029, for both state and federal tax purposes. Realization of the net deferred income tax assets is dependent upon generating sufficient taxable income prior to expiration of the loss carryforwards, which may include reversal of the other deferred income tax components. Although realization is not assured, management believes it is more likely than not that all of the deferred income tax assets will be realized. The Company files federal and state income tax returns in various jurisdictions with varying statute of limitation expiration dates. The 2009 through 2012 tax years generally remain subject to examination by tax authorities.

The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective income tax provision (benefit) rate for the years ended December 31, 2012, 2011, and 2010, is as follows:

	2012	2011	2010
Income tax rate at federal statutory rates	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.36	5.57	3.67
Other	(2.59)	0.69	0.47

Income tax rate	33.77%	41.26%	39.14%